Contingencies and guarantees - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Outstanding letters of credit	$ 45	$ 43
Guarantees of loans made to equity accounted investments	69	$ 56
Maximum [member]
Disclosure of contingent liabilities [line items]
Guarantees of loans made to equity accounted investments	$ 21